Loans (Details) - Schedule of company’s outstanding loans ¥ in Thousands, $ in Thousands	Aug. 31, 2022 CNY (¥)	Aug. 31, 2022 USD ($)	Aug. 31, 2021 CNY (¥)
Schedule Of Company SOutstanding Loans Abstract
Short-term loans	¥ 1,516	$ 220
Long-term loans, current portion	421,880	61,240	400,932
Long-term loans